Stock-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Oct. 19, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares authorized (no more than) (in shares)		4,500,000.0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the award as of the modification dates or grant date	$ 3,878,325
Period for recognition (in months)	21 months
Compensation expense	$ 519,830